SEMI-ANNUAL REPORT

JUNE 30, 2002




                              [W  I  N  S  L  O  W]
                              [-------------------]
                              [ GREEN GROWTH FUND ]






                                                       [COVER PICTURE]

TABLE OF CONTENTS
--------------------------------------------------------------------------------


A MESSAGE TO OUR SHAREHOLDERS                                                2

SCHEDULE OF INVESTMENTS                                                      4

STATEMENT OF ASSETS AND LIABILITIES                                          7

STATEMENT OF OPERATIONS                                                      8

STATEMENTS OF CHANGES IN NET ASSETS                                          9

FINANCIAL HIGHLIGHTS                                                        10

NOTES TO FINANCIAL STATEMENTS                                               11

WINSLOW GREEN GROWTH FUND


A MESSAGE TO OUR SHAREHOLDERS
June 30, 2002
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

We are pleased to provide you with our mid-year update for the Winslow Green Growth Fund.

The first half of 2002 was a challenging period for the financial markets overall and the Fund specifically. The Fund exited the first half with a net asset value of $9.48, down 21.13% for the six months ended June 30, 2002. This number under performed our primary benchmark, the Russell 2500 Index, which was down 5.22% for the same time period. For the one-, three-, five-year and since inception (5/3/94) periods, the Fund's annual average returns were -28.56%, 16.96%, 16.41%, and 18.08%, respectively, outperforming our primary and supplemental benchmarks in the long-term.

-------------------------------- ----------- ---------- ---------- ----------- ------------ ---------------
                                                                                            Since Inception
                                  Q2 2002       YTD      1 Year     3 Years      5 Years       (5/3/94)
-------------------------------- ----------- ---------- ---------- ----------- ------------ ---------------
Winslow Green Growth Fund         -18.42%     -21.13%    -28.56%    +16.96%      +16.41%       +18.08%
-------------------------------- ----------- ---------- ---------- ----------- ------------ ---------------
Russell 2000 Growth Index         -15.70%     -17.35%    -25.00%      -9.63%       -1.98%       +4.19%
-------------------------------- ----------- ---------- ---------- ----------- ------------ ---------------
Russell 2500 Index                  -8.63%     -5.22%     -7.61%      +3.85%      +6.86%        +11.51%
-------------------------------- ----------- ---------- ---------- ----------- ------------ ---------------

PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS. RETURNS FOR PERIODS GREATER THAN ONE YEAR ARE ANNUALIZED. FOR ADDITIONAL PERFORMANCE RELATED DISCLOSURE INFORMATION SEE PAGE 3.

In the second quarter, the Fund increased its weighting in the consumer sector and decreased its exposure to software stocks as a result of continuing sluggish sales in the software sector and an overall poor environment for technology stocks.

Year-to-date, the primary reason the Fund has performed poorly is because small capitalization growth stocks (the primary category for "green" companies) in general have declined. For the six months ended June 30, 2002, the NASDAQ declined almost 25% and the Russell 2000 Growth Index is down approximately 17%. As well, several of our key holdings such as MRO Software, Fuel Cell Energy and Oak Technology experienced severe price drops as a result of not meeting investors' 2002 expectations. The best of the growth companies stumble from time to time; however, the current stock market is most unforgiving at the slightest hint of bad news.

Despite improving corporate earnings and economic conditions, the NASDAQ is retesting its lows of last September. The broader market is also declining, driven in large part by the worsening news about insider trading, overstated profits, and other accounting issues. Already nervous about the War on Terrorism, investors are rightfully worried about corporate governance issues that continue to surface. Investor confidence has been severely undermined.

                                                     WINSLOW GREEN GROWTH FUND



A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

As corporate governance issues and proposed reforms work their way through the system, we are staying on course by investing in "growth with integrity" companies that we believe have bright earnings prospects in 2003 and beyond. As we believe that the quality companies will be the leaders in the stock market recovery, we have shed those companies whose prospects lack visibility while we seek to add well-managed and well-financed companies with positive news expected near-term. We believe these companies have the greatest potential to perform well in a modest growth economy.

We enter the second half of 2002 fully invested in compelling "green" companies with attractive long-term growth potential. In the long-term, we believe both the environment and your portfolio performance will continue to benefit from our strategy of environmentally effective investing.

Thank you for all of your support.

May your future be green,

/s/ Jackson W. Robinson

Jackson W. Robinson
President
Winslow Management Company


RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE. RESULTS OF AN
INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. FOR MORE CURRENT PERFORMANCE, PLEASE CALL (888) 314-9049 OR VISIT THE FUND'S WEB SITE AT WWW.WGGF.COM. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE FUND'S RETURN ASSUMES THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. FOR THE PERIOD REPORTED, SOME OF THE FUND'S FEES WERE WAIVED OR EXPENSES REIMBURSED; OTHERWISE, TOTAL RETURN WOULD HAVE BEEN LOWER. THE FUND INVESTS IN SMALL- AND MEDIUM- SIZED COMPANIES WHICH POSE GREATER RISKS THAN THOSE ASSOCIATED WITH LARGER, MORE ESTABLISHED COMPANIES.

PRIOR TO APRIL 1,  2001,  THE  ADVISER  MANAGED  A  COMMON  TRUST  FUND  WITH AN
INVESTMENT OBJECTIVE AND INVESTMENT POLICIES THAT WERE, IN ALL MATERIAL RESPECTS, EQUIVALENT TO THOSE OF THE FUND. THE FUND'S PERFORMANCE FOR PERIODS BEFORE APRIL 1, 2001 IS THAT OF THE COMMON TRUST FUND AND REFLECTS THE EXPENSES OF THE COMMON TRUST FUND. IF THE COMMON TRUST FUND'S PERFORMANCE HAD BEEN READJUSTED TO REFLECT THE ESTIMATED EXPENSES OF THE FUND FOR ITS FIRST FISCAL YEAR, THE PERFORMANCE WOULD HAVE BEEN LOWER. THE COMMON TRUST FUND WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") AND WAS NOT SUBJECT TO CERTAIN INVESTMENT LIMITATIONS, DIVERSIFICATION REQUIREMENTS, AND OTHER RESTRICTIONS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE, WHICH, IF APPLICABLE, MAY HAVE ADVERSELY AFFECTED ITS PERFORMANCE.

THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF JUNE 30, 2002 AND MAY NOT REFLECT THE VIEWS OF THE MANAGER ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANY TIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE. (08/02)

WINSLOW GREEN GROWTH FUND


SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
--------------------------------------------------------------------------------

SHARES    SECURITY DESCRIPTION               GREENNESS RATING*         VALUE
--------------------------------------------------------------------------------

COMMON STOCK - 97.9%

BUSINESS SERVICES - 8.0%
 125,000 iVillage, Inc. +                          EB                $ 157,500
  83,799 NexPrise, Inc. +                          ER                  419,079
  35,000 WebEx Communications, Inc. +              ER                  556,500
                                                               ----------------
                                                                     1,133,079
                                                               ----------------

CHEMICALS AND ALLIED PRODUCTS - 12.8%
  20,000 OSI Pharmaceuticals, Inc. +               ER                  480,400
  10,000 Scios, Inc. +                             ER                  306,100
  20,000 SurModics, Inc. +                         ER                  519,800
 140,000 V.I. Technologies, Inc. +                 ER                  511,000
                                                               ----------------
                                                                     1,817,300
                                                               ----------------

COMPUTER HARDWARE/SOFTWARE - 8.7%
  10,000 Kana Software, Inc. +                     ER                   40,000
  61,000 MRO Software, Inc. +                      EP                  694,180
 355,000 Wave Systems Corp. +                      EB                  507,650
                                                               ----------------
                                                                     1,241,830
                                                               ----------------

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT AND
COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.7%
 25,000 Powerwave Technologies, Inc. +            ER                   229,000
 13,000 Varian Semiconductor Equipment
        Associates, Inc. +                        ER                   441,090
                                                               ----------------
                                                                       670,090
                                                               ----------------

ENERGY AND RELATED SERVICES - 3.6%
 50,000 FuelCell Energy, Inc. +                   EP                   514,500
                                                               ----------------

FOOD AND KINDRED PRODUCTS - 1.8%
 60,000 Vermont Pure Holdings Ltd.  +             ER                   252,000
                                                               ----------------

FOOD STORES - 3.4%
 10,000 Whole Foods Market, Inc. +                EP                   482,200
                                                               ----------------

HOLDING AND OTHER INVESTMENT OFFICES - 4.8%
 30,000 Allied Capital Corp.                      ER                   679,500
                                                               ----------------

See Notes to Financial Statements

                                                 WINSLOW GREEN GROWTH FUND


SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SHARES      SECURITY DESCRIPTION              GREENNESS RATING*          VALUE
--------------------------------------------------------------------------------

INDUSTRIAL AND COMMERCIAL MACHINERY AND
COMPUTER EQUIPMENT - 4.1%
  10,000 NEG Micon A/S +                             EP                305,783
  10,000 Vestas Wind Systems A/S                     EP                271,216
                                                               ----------------
                                                                       576,999
                                                               ----------------

MEASURING, ANALYZING, AND CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL AND OPTICAL GOODS - 8.0%
  20,000 PolyMedica Corp. +                          ER              $ 510,800
  70,000 Thoratec Corp. +                            ER                629,300
                                                               ----------------
                                                                     1,140,100
                                                               ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.2%
  15,000 Nautilus Group, Inc. +                      ER                459,000
                                                               ----------------

MISCELLANEOUS RETAIL - 2.6%
  25,500 Gaiam, Inc. +                               EP                373,320
                                                               ----------------

PHARMACEUTICAL PREPARATIONS - 15.3%
 200,000 AtheroGenics, Inc. +                        ER              1,434,000
  45,000 Conceptus, Inc. +                           EP                742,050
                                                               ----------------
                                                                     2,176,050
                                                               ----------------

SEMICONDUCTORS AND RELATED DEVICES - 6.8%
  27,500 AstroPower, Inc. + #                        EP                540,100
  35,000 Oak Technology, Inc. +                      ER                158,550
  15,000 Power Integrations, Inc. +                  EP                268,485
                                                               ----------------
                                                                       967,135
                                                               ----------------

TRANSPORTATION EQUIPMENT - 6.0%
  65,000 IMPCO Technologies, Inc. +                  EP                851,500
                                                               ----------------
WHOLESALE TRADE-NONDURABLE GOODS - 4.1%
  30,000 United Natural Foods, Inc. +                EP                585,000
                                                               ----------------

See Notes to Financial Statements

WINSLOW GREEN GROWTH FUND


SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

SHARES        SECURITY DESCRIPTION                                    VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (COST $15,298,995)                               13,919,603
                                                                  ------------

SHORT-TERM INSTRUMENT - 2.9%
 406,047 PAX World Money Market Fund (Cost $406,047)                   406,047
                                                                  ------------

TOTAL INVESTMENT IN SECURITIES - 100.8%
(COST $15,705,042)
                                                                  $ 14,325,650
OTHER ASSETS AND LIABILITIES, NET - (0.8)%
                                                                      (113,598)
                                                                  ------------
TOTAL NET ASSETS - 100.0%                                         $ 14,212,052
                                                                  ============


COVERED WRITTEN CALLS
                                          EXERCISE PRICE/
   CONTRACTS    UNDERLYING SECURITY       EXPIRATION DATE             VALUE
--------------------------------------------------------------------------------

      150         AstroPower, Inc.       $33/September 02            $2,625







-------------------
* The investment adviser's Greenness Ratings include the following. Refer to the Fund's prospectus for more information.
                 EB - Environmentally Benign
                 EP - Environmentally Proactive
                 ER - Environmentally Responsible
+ Non-income producing security.
# Portion of the security is segregated as collateral for call options written.
  Aggregate value of segregated securities - $294,600

See Notes to Financial Statements

                                                    WINSLOW GREEN GROWTH FUND


Statement of Assets and Liabilities (unaudited)
June 30, 2002
--------------------------------------------------------------------------------

ASSETS
  Total investments, at value (Cost $15,705,042) (Note 2)         $ 14,325,650

  Receivables:
  Investment securities sold                                           149,883
  Fund shares sold                                                      10,000
  Interest                                                               1,324

  Other assets                                                             812
                                                                  -------------

Total Assets                                                        14,487,669
                                                                  -------------
LIABILITIES
  Payables:
    Call options written, at fair value (premiums received
      $19,315) (Notes 2 and 6)                                           2,625
    Investment securities purchased                                    249,349

  Accrued Liabilities:
    Investment advisory fees (Note 3)                                    3,067
    Administration fees (Note 3)                                         3,170
    Custody fees (Note 3)                                                1,462
    Transfer agency fees (Note 3)                                        2,720
    Other                                                               13,224
                                                                  -------------

Total Liabilities                                                      275,617
                                                                  -------------
NET ASSETS                                                        $ 14,212,052
                                                                  =============

COMPONENTS OF NET ASSETS
  Paid-in capital                                                 $ 17,626,328
  Accumulated net investment loss                                      (75,637)
  Accumulated net realized loss on investments, options, and
    foreign currency transactions                                   (1,975,937)
  Unrealized depreciation of investments and options                (1,362,702)
                                                                  -------------
NET ASSETS                                                        $ 14,212,052
                                                                  =============
Net Asset Value, offering and redemption price per share:
  Based on net assets of $14,212,052 and 1,498,416 shares
    of beneficial interest outstanding                            $       9.48

See Notes to Financial Statements

WINSLOW GREEN GROWTH FUND


STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JUNE 30, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividend income                                                   $   31,041
  Interest income                                                        4,486
                                                                ---------------
Total Investment Income                                                 35,527
                                                                ---------------

EXPENSES
  Investment advisory fees (Note 3)                                     68,900
  Administration fees (Note 3)                                          19,656
  Shareholder servicing fees (Note 3)                                   19,139
  Transfer agency fees (Note 3)                                         16,663
  Custody fees (Note 3)                                                  4,089
  Accounting fees (Note 3)                                              21,766
  Compliance fees                                                        6,633
  Auditing fees                                                          7,950
  Legal fees                                                             2,657
  Trustees fees and expenses                                               284
  Reporting expenses                                                     4,817
  Miscellaneous expenses                                                 2,533
                                                                ---------------
Total Expenses                                                         175,087
  Fees waived (Note 4)                                                 (63,923)
                                                                ---------------
Net Expenses                                                           111,164
                                                                ---------------

NET INVESTMENT LOSS                                                    (75,637)
                                                                ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  OPTIONS, AND FOREIGN CURRENCY TRANSACTIONS
  Net realized loss on investments and foreign currency               (897,548)
  Net realized gain on options                                           4,913
  Net increase from payments by affiliates (Note 8)                     12,005
                                                                ---------------
Net Realized Loss on Investments, Options, Foreign Currency,
  and Payments by Affiliates                                          (880,630)
                                                                ---------------

  Unrealized depreciation of investments                            (2,759,802)
  Unrealized appreciation of options                                    20,277
                                                                ---------------
Net Change in Unrealized Depreciation of Investments and
  Options                                                           (2,739,525)
                                                                ---------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   AND OPTIONS                                                      (3,620,155)
                                                                ---------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                        $ (3,695,792)
                                                                ===============

See Notes to Financial Statements

                  WINSLOW GREEN GROWTH FUND

Statements of Changes in Net Assets
----------------------------------------------------------------------------------------------------
                                                            (unaudited)
                                                          JANUARY 1, 2002         APRIL 1, 2001 (A)
                                                                TO                       TO
                                                           JUNE 30, 2002          DECEMBER 31, 2001
                                                          ---------------         ------------------
OPERATIONS
  Net investment loss                                         $   (75,637)             $   (80,484)
  Net realized loss on investments, options,
    and foreign currency                                         (892,635)              (1,095,313)
  Net increase from payments by affiliates
    (Note 8)                                                       12,005                    4,064
  Net change in unrealized appreciation
    (depreciation) of investments and options                  (2,739,525)               2,531,320
                                                             -------------             -------------
Net Increase (Decrease) in Net Assets from
  Operations                                                   (3,695,792)               1,359,587
                                                             -------------             -------------
CAPITAL SHARE TRANSACTIONS
  Sale of shares                                                3,721,090               12,031,813
  Transactions due to acquisition (Note 7)                              -                2,984,556
  Redemption of shares                                         (1,887,293)                (301,909)
                                                             -------------             -------------
Net Increase from Capital Share Transactions                    1,833,797               14,714,460
                                                             -------------             -------------
Net Increase (Decrease) in Net Assets                          (1,861,995)              16,074,047
                                                             -------------             -------------
NET ASSETS
  Beginning of period                                          16,074,047                        -
  End of period*                                             $ 14,212,052             $ 16,074,047
                                                             ==============           =============
SHARE TRANSACTIONS
  Sale of shares                                                  335,155                1,068,750
  Transactions due to acquisition (Note 7)                              -                  298,456
  Redemption of shares                                           (174,138)                 (29,807)
                                                             --------------           -------------
Net Increase in Shares                                            161,017                1,337,399
                                                             ==============           =============

* Undistributed Net Investment Loss                          $    (75,637)              $       -
                                                             ==============           =============


---------------------------
(a)  Commenced operations on April 1, 2001.

See Notes to Financial Statements

WINSLOW GREEN GROWTH FUND


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


These financial highlights reflect selected data for a share outstanding throughout the period.

                                                         (UNAUDITED)
                                                       JANUARY 1, 2002           APRIL 1, 2001 (A)
                                                              TO                        TO
                                                        JUNE 30, 2002            DECEMBER 31, 2001
                                                     ---------------------    ------------------------

NET ASSET VALUE PER SHARE, Beginning
  of Period                                                        $12.02                      $10.00
                                                     ---------------------    ------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net investment loss                                               (0.05)                      (0.06)
  Net realized and unrealized gain (loss) on
   investments and options                                          (2.49)                       2.08
                                                     ---------------------    ------------------------
Total from Investment Operations                                    (2.54)                       2.02
                                                     ---------------------    ------------------------

NET ASSET VALUE PER SHARE, End of Period                            $9.48                      $12.02
                                                     =====================    ========================

TOTAL RETURN                                                       (21.13)%                    20.20%

RATIO/SUPPLEMENTARY DATA
  Net assets at end of period
    (000's omitted)                                               $14,212                     $16,074
  Ratios to average net assets (b)
  Expenses, including reimbursement/waiver
    of fees                                                          1.45%                       1.45%
  Expenses, excluding reimbursement/waiver
    of fees                                                          2.29%                       3.06%
  Net investment loss, including
    reimbursement/waiver of fees                                    (0.99)%                     (1.08)%

PORTFOLIO TURNOVER RATE                                                53%                         98%



------------------------------
 (a)  Commenced operations on April 1, 2001.
 (b)  Annualized.

See Notes to Financial Statements

                                                       WINSLOW GREEN GROWTH FUND


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2002
--------------------------------------------------------------------------------
NOTE 1.  ORGANIZATION

This report relates to the Winslow Green Growth Fund (the "Fund"), a diversified series of Forum Funds (the "Trust"). The Fund seeks capital appreciation through environmentally responsible investing. The Trust is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations on April 1, 2001, after it acquired the net assets of Winslow Environmental Growth Fund (the "CTF"), a common trust fund, in exchange for Fund shares. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Generally, the Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange. Securities, other than short-term securities, and options held by the Fund, and for which market quotations are readily available, are valued on each Fund business day using the last reported sales price provided by independent pricing services. If no sales price is reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value under procedures approved by the Trust's Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost which approximates market value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Identified cost of investments sold is used to determine gain and loss for both financial statement and federal income tax purposes.

WINSLOW GREEN GROWTH FUND


NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

OPTIONS - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always exceed the repurchase price. In the event of default, a Fund may have difficulties disposing of such securities.


DISTRIBUTIONS TO SHAREHOLDERS - Distributions of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses that are directly attributable to more than one fund are allocated among the respective funds in proportion to each fund's average daily net assets.

                                                       WINSLOW GREEN GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 3.  ADVISORY  FEES,  SERVICING  FEES AND OTHER  TRANSACTIONS  WITH  RELATED
         PARTIES

INVESTMENT ADVISER - The Fund's investment adviser is Adams, Harkness & Hill, Inc., (the "Adviser"), through its principal asset management division, Winslow Management Company. Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.90% of the Fund's average daily net assets.

ADMINISTRATOR - The Fund's administrator is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee of $2,000 per month plus 0.10% of the Fund's average daily net assets.

TRANSFER AGENT - The Fund's transfer agent and dividend disbursing agent is Forum Shareholder Services, LLC ("FSS"). FSS receives a fee of $2,000 per month, certain out-of-pocket expenses, an annual shareholder account fee of $24 per shareholder account, and a monthly internet services fee of $500.

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan (the "Plan") with respect to the Fund under which FAdS is authorized to enter into shareholder service agreements with financial institutions and other persons who provide services for and maintain shareholder accounts as set forth in the Plan. Under the Plan, the Trust, through FAdS, pays the shareholder servicing agent a fee of up to 0.25% of the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintains a servicing relationship. FAdS has contractually agreed to waive shareholder service fees in order to limit shareholder service fees payable under the Plan at 0.10% of the Fund's average daily net assets through April 30, 2003.

DISTRIBUTOR - Forum Fund Services, LLC ("FFS"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., is the Fund's distributor, and receives no compensation from the Fund for this service.


OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives a fee of $3,500 per month, plus 0.01% of the Fund's average daily net assets. The custodian is Forum Trust, LLC, to which the Fund pays a monthly maintenance fee of $300, 0.01% of the Fund's average daily net assets, and certain transaction and safekeeping fees.

WINSLOW GREEN GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 4.  WAIVER/REIMBURSEMENT OF FEES

The Adviser has agreed contractually to waive a portion of its fee and reimburse certain expenses so that total annual operating expenses do not exceed 1.45% of average daily net assets through April 30, 2003.

The Adviser contractually waived fees of $45,562 for the period from January 1, 2002 to June 30, 2002. FAdS contractually waived shareholder service fees totaling $18,361.

NOTE 5.  SECURITY TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, other than short-term investments, were $9,660,663 and $7,983,042, respectively, for the period from January 1, 2002 to June 30, 2002. The Fund placed a portion of its portfolio transactions with a brokerage firm which is an affiliate of Adams, Harkness & Hill, Inc. The commissions paid to this affiliated firm were $73,042 for the period.


The cost basis of investment securities owned as of June 30, 2002, was $15,705,042, and the net unrealized depreciation of investment securities was $1,379,392. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $1,361,675, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $2,741,067.


NOTE 6.  WRITTEN OPTION TRANSACTIONS

As of June 30, 2002, portfolio securities valued at $294,600 were held in escrow by the custodian as collateral for call options written by the Fund. The Fund placed its options transactions with the Adviser. Transactions in options written during the period ended June 30, 2002 were as follows:

                                                       WINSLOW GREEN GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                           CALLS
                                          --------------------------------------
                                           Principal Amounts
                                               of Shares            Premiums
                                          ---------------------  ---------------
OUTSTANDING, JANUARY 1, 2002                     10,000          $    4,913

Options written                                  15,000              19,315

Options terminated in closing transactions            -                   -

Options exercised                                     -                   -

Options expired                                 (10,000)             (4,913)



OUTSTANDING, JUNE 30, 2002                       15,000          $   19,315
                                                 ======          ============


NOTE 7.  ACQUISITION

On April 1, 2001, the Fund acquired all of the net assets of CTF. The acquisition was accomplished by a tax-free exchange of 7,293 shares of CTF for 298,456 shares of the Fund. CTF's net assets and unrealized loss immediately prior to acquisition were $2,984,556 and $(1,154,497) respectfully.

The Fund's net assets immediately after the acquisition were $2,984,556.

NOTE 8.  PAYMENTS BY AFFILIATES

For the period ended December 31, 2001, the Adviser made a contribution to the Fund to offset an investment pricing error at conversion. This amount is reflected as a payment by affiliate on the Statements of Changes in Net Assets.

For the period ended June 30, 2002, the Adviser made a contribution to the Fund to offset two compliance violations. This amount is reflected as a payment by affiliate on the Statement of Operations and Statements of Changes in Net Assets. These payments had no effect on the total return of the Fund.

                        [WINSLOW GREEN GROWTH FUND LOGO]

                               Two Portland Square
                              Portland, Maine 04101
                                 (888) 314-9049
                                  www.wggf.com


                               INVESTMENST ADVISER
                          Adams, Harkness & Hill, Inc.
                (through its Winslow Managment Company Division)
                           60 State Street, 12th Floor
                           Boston, Massachusetts 02109


                                   DISTRIBUTOR
                            Forum Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101


                                 TRANSFER AGENT
                         Forum Shareholder Services, LLC
                               Two Portland Square
                              Portland, Maine 04101
                                 (888) 314-9049


                   This report is authorized for distribution
                    only to shareholders and others who have received a copy of the Fund's prospectus.